T. ROWE PRICE Retirement 2045 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.4%
T. Rowe Price Funds:
New Income Fund  89,094 6,649 16,938 9,288,877 75,054
U.S. Treasury Long-Term Index
Fund  47,063 12,600 5,145 6,108,592 49,357
International Bond Fund (USD
Hedged)  30,868 4,696 7,948 3,089,319 24,684
Dynamic Global Bond Fund  26,207 4,695 11,148 2,014,390 17,082
Limited Duration Inflation
Focused Bond Fund  81,397 92 83,533 51,288 238
Total Bond Mutual Funds (Cost $201,533) 166,415
EQUITY MUTUAL FUNDS 94.5%
T. Rowe Price Funds:
Value Fund  1,487,751 127,022 281,881 28,975,427 1,113,526
Growth Stock Fund (2) 1,080,055 125,493 47,185 15,635,592 1,048,679
Equity Index 500 Fund  785,406 70,082 108,448 6,648,130 695,594
Overseas Stock Fund  580,690 62,086 37,424 50,663,773 581,620
International Value Equity Fund  634,316 22,018 135,543 34,792,615 511,451
International Stock Fund  516,852 15,457 51,645 27,558,241 476,482
U.S. Large-Cap Core Fund  156,307 213,251 14,181 11,514,545 339,909
Real Assets Fund  314,574 72,923 30,679 23,892,262 329,952
Mid-Cap Growth Fund  277,257 10,574 22,812 2,815,280 266,157
Mid-Cap Value Fund  304,614 34,191 47,515 8,553,661 261,656
U.S. Equity Research Fund  218,664 54,804 20,771 6,516,455 245,866
Emerging Markets Discovery
Stock Fund  227,936 16,283 13,344 17,384,555 216,612
Emerging Markets Stock Fund  221,984 6,245 24,142 5,392,837 188,803
Small-Cap Stock Fund  192,940 13,174 16,870 3,385,156 187,775
Small-Cap Value Fund  194,515 9,895 30,824 3,160,607 163,972
New Horizons Fund (2) 114,709 9,438 15,201 2,280,173 115,924
Total Equity Mutual Funds (Cost $5,669,202) 6,743,978
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,055 198,762 198,669 11,506 1,163
Total Other Mutual Funds (Cost $1,145) 1,163
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 209,021 532,527 521,061 220,487,425 220,487

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 8,000,000 7,914
Total Short-Term Investments (Cost $228,403) 228,401
Total Investments in Securities 100.1%
(Cost $6,100,283) $ 7,139,957
Other Assets Less Liabilities (0.1)% (4,396)
Net Assets 100.0% $ 7,135,561
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 14 MSCI EAFE Index contracts 3/23 1,433 $ 13
Short, 42 Russell 2000 E-Mini Index contracts 3/23 (3,988) (161)
Long, 11 S&P 500 E-Mini Index contracts 3/23 2,186 (27)
Net payments (receipts) of variation margin to date 156
Variation margin receivable (payable) on open futures contracts $ (19)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,253 $ (2,672) $ 527
Emerging Markets Discovery Stock Fund  (1,296) (14,263) 7,843
Emerging Markets Stock Fund  (1,391) (15,284) 3,945
Equity Index 500 Fund  18,791 (51,446) 9,041
Growth Stock Fund  45,126 (109,684) —
International Bond Fund (USD Hedged)  1,416 (2,932) 475
International Stock Fund  (1,587) (4,182) 7,560
International Value Equity Fund  (5,719) (9,340) 20,278
Limited Duration Inflation Focused Bond Fund  (3,023) 2,282 17
Mid-Cap Growth Fund  4,971 1,138 824
Mid-Cap Value Fund  32,321 (29,634) 4,187
New Horizons Fund  1,283 6,978 —
New Income Fund  (1,496) (3,751) 1,879
Overseas Stock Fund  2,715 (23,732) 18,060
Real Assets Fund  (556) (26,866) 8,815
Small-Cap Stock Fund  6,344 (1,469) 1,445
Small-Cap Value Fund  9,695 (9,614) 1,906
Transition Fund  462 15 181
U.S. Equity Research Fund  (1,475) (6,831) 3,075
U.S. Large-Cap Core Fund  11,936 (15,468) 2,899
U.S. Treasury Long-Term Index Fund  (1,141) (5,161) 1,104
Value Fund  146,841 (219,366) 23,396
U.S. Treasury Money Fund, 4.61% — — 5,705
Totals $ 266,470# $ (541,282) $ 123,162+
# Capital gain distributions from underlying Price funds represented $198,577 of the net realized gain (loss).
+ Investment income comprised $123,162 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2045 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 166,415 $ — $ — $ 166,415
Equity Mutual Funds 6,743,978 — — 6,743,978
Other Mutual Funds 1,163 — — 1,163
Short-Term Investments 220,487 7,914 — 228,401
Total Securities 7,132,043 7,914 — 7,139,957
Futures Contracts* 13 — — 13
Total $ 7,132,056 $ 7,914 $ — $ 7,139,970
Liabilities
Futures Contracts* $ 188 $ — $ — $ 188
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2045 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F159-054Q3 02/23